UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number    811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	66.5%
COMMUNICATIONS—TOWERS	2.8%
Crown Castle International Corp.(a)		252,482	$27,674,552

REAL ESTATE	63.7%
DATA CENTERS	7.0%
CyrusOne(a),(b)		163,314	8,363,310
Digital Realty Trust(a),(b)		254,090	26,776,004
Equinix(a),(b)		83,977	35,114,143

			70,253,457

HEALTH CARE	3.5%
Healthcare Trust of America, Class A(a),(b)		689,491	18,237,037
Physicians Realty Trust(a),(b)		740,460	11,528,962
Sabra Health Care REIT		271,378	4,789,822

			34,555,821

HOTEL	5.3%
Host Hotels & Resorts(a),(b)		1,214,152	22,631,793
Pebblebrook Hotel Trust(a),(b)		283,625	9,742,519
RLJ Lodging Trust		407,541	7,922,597
Sunstone Hotel Investors(a),(b)		856,730	13,039,431

			53,336,340

INDUSTRIALS	4.0%
Prologis(a),(b)		638,016	40,188,628

NET LEASE	2.9%
EPR Properties		92,792	5,140,677
Four Corners Property Trust		214,456	4,951,789
Gaming and Leisure Properties(a),(b)		118,280	3,958,831
Gramercy Property Trust(a),(b)		426,267	9,262,782
VICI Properties		313,043	5,734,948

			29,049,027

OFFICE	10.2%
Alexandria Real Estate Equities(a),(b)		125,046	15,616,995
Boston Properties		79,348	9,777,261
Douglas Emmett(a),(b)		308,082	11,325,094
Highwoods Properties(a),(b)		269,384	11,804,407
Hudson Pacific Properties(a)		339,846	11,055,190
Kilroy Realty Corp.(a),(b)		308,938	21,922,241
SL Green Realty Corp.(a),(b)		81,106	7,853,494

		Number of Shares	Value
Vornado Realty Trust(a),(b)		194,861	$13,114,145

			102,468,827

RESIDENTIAL	16.2%
APARTMENT	10.7%
Apartment Investment & Management Co., Class A(a),(b)		231,507	9,433,910
Equity Residential(a),(b)		542,642	33,437,600
Essex Property Trust(a),(b)		111,232	26,771,318
Mid-America Apartment Communities(a),(b)		150,186	13,702,971
UDR(a),(b)		673,132	23,976,962

			107,322,761

MANUFACTURED HOME	1.9%
Sun Communities(a),(b)		213,633	19,519,647

SINGLE FAMILY	1.9%
American Homes 4 Rent, Class A		104,435	2,097,055
Invitation Homes(a),(b)		729,598	16,656,722

			18,753,777

STUDENT HOUSING	1.7%
American Campus Communities(a),(b)		428,760	16,558,711

TOTAL RESIDENTIAL			162,154,896

SELF STORAGE	4.6%
CubeSmart(a),(b)		281,601	7,941,148
Extra Space Storage(a),(b)		311,257	27,191,412
Life Storage(a)		129,987	10,856,514

			45,989,074

SHOPPING CENTERS	8.1%
COMMUNITY CENTER	2.9%
Brixmor Property Group(a),(b)		584,432	8,912,588
Regency Centers Corp.(a),(b)		156,608	9,236,740
Weingarten Realty Investors		390,988	10,978,943

			29,128,271

REGIONAL MALL	5.2%
GGP(a),(b)		585,538	11,980,107
Simon Property Group(a),(b)		255,552	39,444,451

			51,424,558

TOTAL SHOPPING CENTERS			80,552,829

SPECIALTY	1.9%
CoreCivic		206,790	4,036,541

		Number of Shares	Value
Lamar Advertising Co., Class A(a)		108,307	$6,894,823
QTS Realty Trust, Class A(a),(b)		224,353	8,126,066

			19,057,430

TOTAL REAL ESTATE			637,606,329

TOTAL COMMON STOCK (Identified cost—$519,222,507)			665,280,881

PREFERRED SECURITIES—$25 PAR VALUE	18.1%
BANKS	4.4%
Bank of America Corp., 6.20%, Series CC(a),(c)		134,575	3,501,641
Bank of America Corp., 6.00%, Series EE(c)		153,877	3,993,108
Bank of America Corp., 6.50%, Series Y(a),(c)		63,268	1,670,275
Citigroup, 6.30%, Series S(a),(b),(c)		189,006	4,968,968
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)(a),(b),(d)		324,847	8,439,525
Huntington Bancshares, 6.25%, Series D(a),(c)		85,273	2,323,689
JPMorgan Chase & Co., 6.10%, Series AA(a),(c)		43,750	1,154,563
JPMorgan Chase & Co., 6.15%, Series BB(a),(c)		9,069	239,784
JPMorgan Chase & Co., 6.125%, Series Y(a),(c)		90,000	2,355,300
New York Community Bancorp, 6.375% to 3/17/27, Series A(c),(e)		73,450	2,000,043
People’s United Financial, 5.625% to 12/15/26, Series A(a),(c),(e)		70,872	1,852,594
Regions Financial Corp., 6.375% to 9/15/24, Series B(c),(e)		113,497	3,156,352
TCF Financial Corp., 5.70%, Series C(c)		73,000	1,825,000
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b),(c),(e)		145,902	3,835,764
Wells Fargo & Co., 5.70%, Series W(a),(c)		87,835	2,213,442
Wells Fargo & Co., 5.625%, Series Y(a),(c)		20,375	510,394

			44,040,442

BANKS—FOREIGN	0.3%
Deutsche Bank Contingent Capital Trust V, 8.05% to 6/30/18 (Germany)(c)		133,000	3,399,480

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.5%
DTE Energy Co., 5.375%, due 6/1/76, Series B		66,388	1,637,792
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(e)		122,977	3,243,518

			4,881,310

REGULATED ELECTRIC	0.8%
Southern Co./The, 6.25%, due 10/15/75		238,165	6,349,479

		Number of Shares	Value
Southern Co./The, 5.25%, due 12/1/77		70,000	$1,701,000

			8,050,479

TOTAL ELECTRIC			12,931,789

FINANCIAL	2.7%
DIVERSIFIED FINANCIAL SERVICES	0.4%
KKR & Co. LP, 6.75%, Series A(c)		140,000	3,684,800

INVESTMENT ADVISORY SERVICES	0.3%
Ares Management LP, 7.00%, Series A(c)		136,000	3,553,680

INVESTMENT BANKER/BROKER	2.0%
Carlyle Group LP/The, 5.875%, Series A(c)		176,675	4,250,801
Charles Schwab Corp./The, 5.95%, Series D(c)		115,123	3,015,071
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(c),(e)		209,714	5,878,283
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b),(c),(e)		164,338	4,456,847
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(e)		76,056	1,984,301

			19,585,303

TOTAL FINANCIAL			26,823,783

INDUSTRIALS—CHEMICALS	1.1%
CHS, 7.10% to 3/31/24, Series 2(a),(c),(e)		193,453	5,436,029
CHS, 6.75% to 9/30/24, Series 3(a),(c),(e)		130,453	3,513,099
CHS, 7.50%, Series IV(c)		74,495	2,080,646

			11,029,774

INSURANCE	2.9%
MULTI-LINE	1.2%
Allstate Corp., 5.625%, Series G(c)		68,000	1,709,860
American Financial Group, 6.00%, due 11/15/55		99,000	2,572,020
American Financial Group, 6.25%, due 9/30/54		79,734	2,063,516
Hanover Insurance Group/The, 6.35%, due 3/30/53		98,400	2,469,840
WR Berkley Corp., 5.75%, due 6/1/56		142,883	3,593,507

			12,408,743

MULTI-LINE—FOREIGN	0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(c)		74,903	2,000,659

PROPERTY CASUALTY—FOREIGN	0.5%
Axis Capital Holdings Ltd., 5.50%, Series E(c)		85,000	2,091,000
Validus Holdings Ltd., 5.80%, Series B(c)		105,871	2,679,595

			4,770,595

		Number of Shares	Value
REINSURANCE	0.4%
Reinsurance Group of America, 5.75% to 6/15/26, due 6/15/56(a),(e)		138,000	$3,632,160

REINSURANCE—FOREIGN	0.6%
Arch Capital Group Ltd., 5.25%, Series E(c)		170,292	4,132,987
Arch Capital Group Ltd., 5.45%, Series F(c)		68,355	1,677,432

			5,810,419

TOTAL INSURANCE			28,622,576

PIPELINES	0.2%
NuStar Energy LP, 7.625% to 6/15/22, Series B(c),(e)		113,604	2,476,567

REAL ESTATE	4.0%
DIVERSIFIED	1.4%
Colony NorthStar, 8.50%, Series D(c)		90,426	2,250,703
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(c)		76,536	3,711,996
VEREIT, 6.70%, Series F(a),(c)		254,902	6,474,511
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(c)		60,862	1,579,977

			14,017,187

HOTEL	0.5%
Hersha Hospitality Trust, 6.875%, Series C(a),(c)		134,345	3,278,018
Sunstone Hotel Investors, 6.95%, Series E(c)		65,000	1,632,150

			4,910,168

INDUSTRIALS	0.6%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		140,000	3,402,000
STAG Industrial, 6.875%, Series C(c)		96,000	2,438,400

			5,840,400

NET LEASE	0.4%
Gramercy Property Trust, 7.125%, Series A(c)		151,270	3,880,076

SELF STORAGE	0.3%
National Storage Affiliates Trust, 6.00%, 10/11/22, Series A(c)		115,000	2,816,350

SHOPPING CENTERS—COMMUNITY CENTER	0.5%
Cedar Realty Trust, 7.25%, Series B(a),(b),(c)		33,020	755,498
DDR Corp., 6.50%, Series J(a),(c)		120,000	2,773,200
Saul Centers, 6.875%, Series C(a),(c)		49,082	1,227,050

			4,755,748

		Number of Shares		Value
SPECIALTY	0.3%
Digital Realty Trust, 6.35%, Series I(c)		140,000		$3,710,000

TOTAL REAL ESTATE				39,929,929

TECHNOLOGY—SOFTWARE	0.3%
eBay, 6.00%, due 2/1/56		133,000		3,503,220

UTILITIES	0.9%
SCE Trust IV, 5.375% to 9/15/25, Series J(c),(e)		126,165		3,242,441
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b),(c),(e)		90,494		2,351,034
SCE Trust VI, 5.00%(c)		132,644		3,003,060

				8,596,535

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$173,539,758)				181,354,095

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	48.5%
BANKS	8.6%
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(c),(e)		$2,350,000		2,526,250
Bank of America Corp., 5.397% to 7/30/18, Series K(c),(e)		3,453,000		3,457,316
Bank of America Corp., 8.125% to 5/15/18, Series M(c),(e)		2,800,000		2,814,700
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(c),(e)		6,113,000		6,579,728
Citigroup, 6.125% to 11/15/20, Series R(c),(e)		4,806,000		5,062,400
Citigroup, 6.25% to 8/15/26, Series T(a),(c),(e)		4,425,000		4,679,438
Citigroup Capital III, 7.625%, due 12/1/36(a)		4,700,000		6,221,992
CoBank ACB, 6.25% to 10/1/22, Series F(a),(c),(e)		33,000	†	3,498,000
CoBank ACB, 6.125%, Series G(a),(c)		46,500	†	4,743,000
CoBank ACB, 6.25% to 10/1/26, Series I(a),(c),(e)		4,334,000		4,636,444
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c),(e),(f),(g)		63,000	†	6,835,500
Farm Credit Bank of Texas, 10.00%, Series I(a),(c)		6,000	†	7,050,000
Goldman Sachs Group/The, 5.70% to 5/10/19, Series L(c),(e)		1,520,000		1,550,400
JPMorgan Chase & Co., 7.90% to 4/30/18, Series I(a),(b),(c),(e)		3,000,000		3,019,050
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(c),(e)		6,650,000		7,263,462
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(c),(e)		1,500,000		1,544,250
PNC Financial Services Group, 6.75% to 8/1/21(c),(e)		2,775,000		3,015,731
Wells Fargo & Co., 5.895%, 6/15/18, Series K (FRN) (3 Month US LIBOR + 3.77%)(c),(d)		3,300,000		3,351,447
Wells Fargo & Co., 5.875% to 6/15/25, Series U(c),(e)		3,730,000		3,928,623

		Principal Amount	Value
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)(a)		$3,700,000	$4,014,500

			85,792,231

BANKS—FOREIGN	18.8%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(c),(e),(f)		3,200,000	3,408,000
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(c),(e)		3,200,000	3,110,400
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(c),(e)		4,600,000	6,713,317
Banco de Sabadell SA, 6.125% to 11/23/22 (EUR) (Spain)(c),(e)		1,600,000	2,068,959
Banco Santander SA, 5.25% to 9/29/23 (EUR) (Spain)(c),(e)		1,200,000	1,561,773
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)(c),(e)		2,600,000	3,607,534
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(e)		3,400,000	3,618,889
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(a),(c),(e)		3,370,000	3,485,962
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(e),(f)		5,300,000	5,896,250
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(c),(e),(f)		2,000,000	2,180,000
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(c),(e),(f)		8,000,000	8,610,000
CaixaBank SA, 5.25% to 3/23/26 (EUR) (Spain)(c),(e)		1,200,000	1,477,462
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(e),(f)		7,300,000	8,335,753
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(e)		7,800,000	8,160,750
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(c),(e),(f)		1,605,000	1,741,587
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)(c),(e)		3,100,000	3,155,025
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(c),(e)		4,700,000	4,899,167
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)		3,835,906	4,880,711
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(e),(f)		5,792,000	9,097,031
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(c),(e)		4,400,000	4,504,500
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(c),(e)		1,600,000	1,624,000
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(c),(e)		4,600,000	4,743,750
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(c),(e)		2,000,000	2,042,500
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(c),(e)		5,200,000	5,505,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(c),(e)		4,200,000	4,405,002
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)(c),e)		1,200,000	1,611,906

		Principal Amount		Value
Itau Unibanco Holding SA/Cayman Island, 6.125% to 12/12/22, 144A (Brazil)(c),(e),(f)		$2,400,000		$2,355,000
Itau Unibanco Holding SA/Cayman Island, 6.50% to 3/19/23, 144A (Brazil)(c),(e),(f)		3,000,000		2,972,190
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(e)		5,866,000		6,371,942
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(c),(e),(f)		3,200,000		3,140,000
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(c)		3,015,000		6,620,024
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)(a),(c),(e),(f)		12,375,000		13,578,592
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(c),(e)		2,241,000		2,812,455
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(e)		2,000,000		2,197,500
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(e)		9,400,000		10,234,250
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(c),(e)		2,000,000		2,024,694
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(c),(e),(f)		4,200,000		4,478,250
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(c),(e),(f)		1,600,000		1,638,966
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(c),(e),(f)		800,000		857,000
Swedbank AB, 6.00% to 3/17/22 (Sweden)(c),(e)		4,200,000		4,294,500
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(c),(e)		2,000,000		2,101,168
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(c),(e)		1,400,000		1,478,225
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(c),(e)		1,600,000		1,725,000
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(c),(e)		3,000,000		3,126,300
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(c),(e)		5,000,000		5,278,460

				187,730,244

COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)		3,900	†	4,345,638

		Principal Amount		Value
ELECTRIC—REGULATED ELECTRIC	0.3%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(e)		$3,200,000		$3,325,978

FOOD	2.0%
Dairy Farmers of America, 7.875%, Series A, 144A(c),(f),(g)		52,100	†	5,254,942
Dairy Farmers of America, 7.875%, Series B, 144A(c),(f)		82,000	†	9,413,944
Land O’ Lakes, 7.25%, 144A(c),(f)		5,000,000		5,587,500

				20,256,386

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.3%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b),(c),(e)		13,236,000		13,120,185

INSURANCE	11.3%
LIFE/HEALTH INSURANCE	4.6%
MetLife, 10.75%, due 8/1/39		3,592,000		5,648,420
MetLife, 9.25%, due 4/8/38, 144A(a),(f)		9,265,000		12,646,725
MetLife, 5.25% to 6/15/20, Series C(c),(e)		4,266,000		4,371,541
MetLife, 5.875% to 3/15/28, Series D(c),(e)		3,650,000		3,718,437
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(f)		1,381,000		1,740,060
Prudential Financial, 5.20% to 3/15/24, due 3/15/44(e)		2,000,000		2,037,500
Prudential Financial, 5.625% to 6/15/23, due 6/15/43(a),(b),(e)		9,464,000		9,937,200
Voya Financial, 5.65% to 5/15/23, due 5/15/53(e)		5,550,000		5,674,875

				45,774,758

LIFE/HEALTH INSURANCE—FOREIGN	4.6%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)(c),(e),(f)		6,100,000		5,821,840
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(c),(e),(f)		3,400,000		3,555,924
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(c),(e)		3,064,000		3,384,341
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(e)		1,400,000		1,292,084
La Mondiale Vie, 7.625% to 4/23/19 (France)(c),(e)		4,500,000		4,665,420
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(e),(f)		7,350,000		7,653,187
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(a),(e),(f)		5,600,000		5,668,880

		Principal Amount		Value
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(e),(f)		$2,700,000		$2,797,875
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)		3,600,000		3,610,775
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(e),(f)		3,400,000		3,212,051
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(e),(f)		4,000,000		4,420,000

				46,082,377

PROPERTY CASUALTY	0.7%
Assurant, 7.00% to 3/27/28, due 3/27/48(e)		3,150,000		3,230,304
Liberty Mutual Group, 7.80% to 3/15/37, due 3/7/87, 144A(a),(e),(f)		2,837,000		3,517,880

				6,748,184

PROPERTY CASUALTY—FOREIGN	1.4%
Direct Line Insurance Group PLC, 4.75% to 12/7/27 (GBP) (United Kingdom)(c),(e)		1,400,000		1,956,317
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(e)		6,003,000		6,520,759
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(e)		2,200,000		2,279,009
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(c),(e)		3,400,000		3,383,105

				14,139,190

TOTAL INSURANCE				112,744,509

INTEGRATED TELECOMMUNICATIONS SERVICES	0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(f)		3,254	†	3,660,737
SoftBank Group Corp., 3.125%, due 9/19/25 (EUR) (Japan)		600,000		695,155
SoftBank Group Corp., 5.00%, due 4/15/28 (EUR) (Japan)		800,000		968,580
SoftBank Group Corp., 5.375%, due 7/30/22 (Japan)		665,000		673,313
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)(c),(e)		1,100,000		1,049,345

				7,047,130

MATERIAL—METALS & MINING	1.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(a),(b),(e),(f)		9,600,000		10,800,000
PIPELINES	1.9%
Enbridge, 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		5,100,000		5,069,195

		Principal Amount	Value
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(e)		$3,365,000	$3,329,247
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		2,700,000	2,774,250
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		7,002,000	7,317,090

			18,489,782

UTILITIES—ELECTRIC UTILITIES—FOREIGN	2.1%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a),(b),(e)		10,820,000	11,739,700
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(e),(f)		8,110,000	9,640,762

			21,380,462

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$450,538,880)			485,032,545

		Number of Shares
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(h)		9,673,244	9,673,244

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,673,244)			9,673,244

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,152,974,389)	134.1%		1,341,340,765
LIABILITIES IN EXCESS OF OTHER ASSETS	(34.1)		(341,073,133)

NET ASSETS (Equivalent to $21.03 per share based on 47,566,736 shares of common stock outstanding)	100.0%		$1,000,267,632

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $728,084,299 in aggregate has been pledged as collateral.

(b)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $321,031,067 in aggregate has been rehypothecated.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(d)	Variable rate. Rate shown is in effect at March 29, 2018.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $175,397,137 or 17.5% of the net assets of the Fund, of which 0.5% are illiquid.
(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield of the fund.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	11,531,844	USD	14,097,449	4/4/18	$(91,905)
Brown Brothers Harriman	EUR	2,942,097	USD	3,631,969	4/4/18	11,866
Brown Brothers Harriman	GBP	6,211,410	USD	8,573,237	4/4/18	(141,376)
Brown Brothers Harriman	USD	8,710,447	GBP	6,211,410	4/4/18	4,166
Brown Brothers Harriman	USD	17,782,684	EUR	14,473,941	4/4/18	26,772
Brown Brothers Harriman	GBP	6,105,998	USD	8,572,272	5/2/18	(4,644)
Brown Brothers Harriman	EUR	15,119,546	USD	18,612,463	5/3/18	(29,805)

						$(224,926)

The total amount of all forward foreign currency exchange contracts as presented in the table above, is representative of the volume of activity for this derivative type during the period ended March 29, 2018.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $4,345,638 of securities transferred from Level 1 to Level 2 which resulted from a change in the use of a quoted price to a mean price, supplied by a third-party pricing service, for one security as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$665,280,881	$665,280,881	$—	$—
Preferred Securities—$25 Par Value:				—
Electric—Integrated Electric	4,881,310	1,637,792	3,243,518	—
Insurance—Multi-Line	12,408,743	10,698,883	1,709,860	—
Other Industries	164,064,042	164,064,042	—	—
Preferred Securities—Capital Securities:
Banks	85,792,231	—	78,956,731	6,835,500
Food	20,256,386	—	15,001,444	5,254,942
Other Industries	378,983,928	—	378,983,928	—
Short-Term Investments	9,673,244	—	9,673,244	—

Total Investments in Securities(a)	$1,341,340,765	841,681,598	$487,568,725	$12,090,442	(b)

Forward Foreign Currency Exchange Contracts	$42,804	$—	$42,804	$—

Total Unrealized Appreciation in Other Financial Instruments(a)	$42,804	$—	$42,804	$—

Forward Foreign Currency Exchange Contracts	$(267,730)	$—	$(267,730)	$—

Total Unrealized Depreciation in Other Financial Instruments(a)	$(267,730)	$—	$(267,730)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2017	$5,471,630	—	5,471,630
Transfers in	6,835,500	6,835,500	—
Change in unrealized appreciation (depreciation)	(216,688)	—	(216,688)

Balance as of March 29, 2018	$12,090,442	6,835,500	5,254,942

The change in unrealized appreciation (depreciation) attributable to securities owned on March 29, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(311,188).

Note 3. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018